Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income/(Loss)	Accumulated deficit
BALANCE value, at Dec. 31, 2017	$ 707,036	$ 1,043	$ 0	$ 4,066,083	$ 0	$ (3,360,090)
BALANCE shares, at Dec. 31, 2017		104,274,708
Adoption of revenue and lease recognition accounting policy adjustment (Note 1)	(1,711)					(1,711)
Net income/(loss)	4,475					4,475
Amortization of stock based compensation (Note 15)	345			345
Other comprehensive income	0
Common stock repurchase program, value (Note 14)	(23,142)		$ (23,142)
Common stock repurchase program, shares (Note 14)			(5,565,792)
Gain from common control transaction	1,581			1,581
Dividends paid	(5,000)					(5,000)
BALANCE value, at Jun. 30, 2018	683,584	$ 1,043	$ (23,142)	4,068,009	0	(3,362,326)
BALANCE shares, at Jun. 30, 2018		104,274,708	(5,565,792)
BALANCE value, at Dec. 31, 2018	637,729	$ 1,043	$ (85,378)	4,067,124	(39)	(3,345,021)
BALANCE shares, at Dec. 31, 2018		104,274,708	(17,042,680)
Net income/(loss)	(11,274)					(11,274)
Other comprehensive income	87				87
Common stock repurchase program, value (Note 14)	(2,120)		$ (2,120)
Common stock repurchase program, shares (Note 14)			(345,401)
BALANCE value, at Jun. 30, 2019	$ 624,422	$ 1,043	$ (87,498)	$ 4,067,124	$ 48	$ (3,356,295)
BALANCE shares, at Jun. 30, 2019		104,274,708	(17,388,081)